Offerings - Offering: 1	Sep. 18, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 16,737,693.51
Amount of Registration Fee	$ 2,562.54
Offering Note
The fee of $2,562.54 was paid in connection with the filing of Schedule TO-I (File No. 005-92428) on August 20, 2025. This is the final amendment to the Schedule TO and is being filed to report the results of the offer.
The amount of the filing fee, calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory No. 1 for fiscal year 2025, equals $153.10 per million dollars of the transaction valuation.